Cover	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2021
File Number	333-210544
Registrant Name	LOVARRA
Entity Central Index Key	0001746278
TaxIdentificationNumber	35-2618297
IncorporationStateCountryCode	NV
AddressLine1	85 Broad Street, 16-079
Address City	New York
Address State	NY
Postal Zip Code	10004
City Area Code	(808)
Local Phone Number	829-1057
Written Communications	false
Soliciting Material	false
PreCommencement Tender Offer	false
PreCommencementIssuerTenderOffer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false